Parent Company Only Condensed Financial Information (Unaudited) (Details) - Schedule of Parent Company Balance Sheets (Parentheticals) - Parent Company [Member]	Sep. 30, 2023 $ / shares shares	Sep. 30, 2023 ¥ / shares shares	Mar. 31, 2023 ¥ / shares shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 0.00002	¥ 0.00002	¥ 0.00002
Ordinary shares,shares authorized	9,950,000,000	9,950,000,000	9,950,000,000
Ordinary shares, shares issued	93,058,197	93,058,197	93,058,197
Ordinary shares, shares outstanding	93,058,197	93,058,197	93,058,197